INVESCO INTERNATIONAL FUNDS, INC.
                              INVESCO European Fund
                        INVESCO International Growth Fund
                           INVESCO Pacific Basin Fund

                 Supplement to Prospectus dated March 1, 1997

     The Section of the INVESCO European and INVESCO Pacific Basin Funds' Prospectus entitled "The Funds and Their Management" is amended to (1) delete the seventh paragraph and, (2) substitute the following new paragraph in its place:

          Out of the advisory fees which it receives from the Funds, INVESCO pays IAML, as sub-adviser to these Funds, a monthly fee with respect to each Fund computed at the following annual rates: prior to January 1, 1998, 0.45% on the first $350 million of a Fund's average net assets, 0.40% on the next $350 million of a Fund's average net assets and 0.35% on a Fund's average net assets in excess of $700 million; and, effective January 1, 1998, 0.25% of the first $350 million of a Fund's average net assets, 0.2167% on the next $350 million of a Fund's average net assets and 0.1833% on a Fund's average net assets in excess of $700 million. No fee is paid by either Fund to IAML.

The Section of the INVESCO International Growth Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the fifth paragraph and, (2) substitute the following new paragraphs in its place:

          The Fund is managed by INVESCO's International Equity Team. Richard D. Beggs is part of a senior investment policy group which determines the country-by-country allocation of the Fund's assets, overall stock selection methodology and the ongoing implementation and risk control policies applicable to the Fund's portfolio. Individual country specialists are responsible for managing security selection for their assigned country's share of the allocation within the parameters established by the investment policy group.


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          Mr.  Beggs  has been  the lead  portfolio  manager  of the Fund  since
     November 1997. Mr. Beggs was previously a Fund Manager with Cazenove Fund Management (1994 to 1995) and worked in U.S. Sales with Cazenove & Co. (1989 to 1994). Mr. Beggs received a B.A. in Economics and Statistics from the University of Exeter in Devon.

The Section of the INVESCO International Growth Fund's Prospectus entitled "The Fund and Its Management" is amended to (1) delete the seventh paragraph and, (2) substitute the following new paragraph in its place:

          Out of the advisory fees which it receives from the Funds, INVESCO pays IAML, as sub-adviser to the Fund, a monthly fee computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.1875% on the next $500 million of the Fund's average net assets and 0.1625% on the Fund's average net assets in excess of $1 billion; and, effective January 1, 1998, 0.3333% of the first $500 million of the Fund's average net assets, 0.25% on the next $500 million of the Fund's average net assets and 0.2167% on the Fund's average net assets in excess of $1 billion. No fee is paid by the Fund to IAML.

The date of this Supplement is December 31, 1997.

                   INVESCO International Funds, Inc.

           Supplement to Statement of Additional Information
                          dated March 1, 1997

The section of the above Company's Statement of Additional Information entitled "The Funds and Their Management--Sub-Advisory Agreement" is amended to (1) delete the third paragraph, and (2) substitute the following new paragraph in its place:

         The Sub-Agreement provides that, as compensation for its services, IAML shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the applicable Fund's net assets. With respect to the INVESCO European and Pacific Basin Funds, the fee is calculated at the following annual rates: prior to January 1, 1998, 0.45% on the first $350 million of each Fund's average net assets, 0.40% on the next $350 million of each Fund's average net assets and 0.35% on each Fund's average net assets in excess of $700 million; and, effective
     January 1, 1998, 0.25% on the first $350 million of each Fund's average net assets, 0.2167% on the next $350 million of each Fund's average net assets and 0.1833% on each Fund's average net assets in excess of $700 million. With respect to the INVESCO International Growth Fund, the fee is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets; 0.1875% on the next $500 million of the Fund's average net assets and 0.1625% on the Fund's average net assets in excess of $1 billion; and, effective January 1, 1998, 0.333% of the first $500 million of the Fund's average net assets, 0.25% of the next $500 million of the Fund's average net assets and 0.2167% of the Fund's average net assets in excess of $1 billion. The Sub-Advisory fee is paid by INVESCO, NOT the Funds.

The date of this Supplement is December 31, 1997.